United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19428

Form 13F File Number:28-12324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0688

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       04/29/13
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: 186,363
                                       (thousands)
List of Other Included Managers: None


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FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS  SOLE SHARED   NONE
-------------------------     -------------   --------  -------  -------   -- --- ------  -------  ----  -----  ---

Interxion Holding Nv          Common Stock    N47279109   4,868     201,005SH     SOLE                            201,005
Abbott Laboratories           Common Stock    002824100     556      15,728SH     SOLE                             15,728
Abbvie Inc                    Common Stock    00287Y109     641      15,728SH     SOLE                             15,728
Air Lease Corp                Common Stock    00912X302   6,017     205,230SH     SOLE                            205,230
Altria Group Inc              Common Stock    02209S103     259       7,535SH     SOLE                              7,535
Amazon.com                    Common Stock    023135106  11,742      44,063SH     SOLE                             44,063
American Express              Common Stock    025816109   2,479      36,754SH     SOLE                             36,754
American Tower                Common Stock    03027X100  21,600     280,817SH     SOLE                            280,817
Anadarko Petroleum            Common Stock    032511107     892      10,200SH     SOLE                             10,200
Apple Computer Inc            Common Stock    037833100     354         800SH     SOLE                                800
Athenahealth Inc              Common Stock    04685W103  19,245     198,320SH     SOLE                            198,320
Auto Data Processing          Common Stock    053015103     377       5,800SH     SOLE                              5,800
Berkshire Hathaway Cl A       CL A            084670108   1,094           7SH     SOLE                                  7
Berkshire Hathaway Cl B       CL B            084670207     246       2,360SH     SOLE                              2,360
Cigna                         Common Stock     125509109    698      11,195SH     SOLE                             11,195
Cabot Oil & Gas               Common Stock     127097103    608       9,000SH     SOLE                              9,000
Chevron Texaco                Common Stock     166764100    423       3,564SH     SOLE                              3,564
Coca Cola Company             Common Stock     191216100    777      19,216SH     SOLE                             19,216
Colgate-Palmolive Co          Common Stock     194162103    236       2,000SH     SOLE                              2,000
DFC Global Corp               Common Stock    23324T107     166      10,000SH     SOLE                             10,000
DTS Inc                       Common Stock    23335C101   5,855     352,100SH     SOLE                            352,100
Destination Maternity Co      Common Stock    25065D100   1,979      84,590SH     SOLE                             84,590
Devon Energy New              Common Stock    25179M103     248       4,400SH     SOLE                              4,400
Dunn & Bradstreet Copr. New   Common Stock    26483E100     251       3,000SH     SOLE                              3,000
eBay                          Common Stock     278642103 11,537     212,780SH     SOLE                            212,780
Electronic Arts               Common Stock     285512109  4,980     281,362SH     SOLE                            281,362
Equifax Inc.                  Common Stock     294429105    259       4,500SH     SOLE                              4,500
Euronet Worldwide             Common Stock     298736109    619      23,500SH     SOLE                             23,500
Exxon Mobil                   Common Stock    30231G102   5,377      59,677SH     SOLE                             59,677
General Electric              Common Stock     369604103    732      31,648SH     SOLE                             31,648
Genworth Financial Inc        Common Stock    37247D106     140      14,000SH     SOLE                             14,000
Glaxosmithkline Plc           Common Stock    37733W105     236       5,033SH     SOLE                              5,033
Google Inc Class A            CL A            38259P508     859       1,081SH     SOLE                              1,081
Hess Corp                     Common Stock    42809H107     215       3,000SH     SOLE                              3,000
I C U Medical                 Common Stock    44930G107   1,631      27,675SH     SOLE                             27,675
Intl Business Machines        Common Stock     459200101    595       2,790SH     SOLE                              2,790
Johnson & Johnson             Common Stock     478160104  2,572      31,542SH     SOLE                             31,542
Merck & Co Inc                Common Stock    58933Y105     577      13,046SH     SOLE                             13,046
Microsoft                     Common Stock     594918104    993      34,700SH     SOLE                             34,700
Netflix Inc                   Common Stock    64110L106  32,028     169,207SH     SOLE                            169,207
Northern Trust Corporation    Common Stock     665859104    376       6,888SH     SOLE                              6,888
Oracle                        Common Stock    68389X105     461      14,250SH     SOLE                             14,250
PVR Partners LP               Com Unit R Lim   693665101    744      30,870SH     SOLE                             30,870
Penn Virginia Corp            Common Stock     707882106    305      75,419SH     SOLE                             75,419
Pfizer Incorporated           Common Stock     717081103    329      11,400SH     SOLE                             11,400
Philip Morris Intl Inc        Common Stock     718172109    699       7,535SH     SOLE                              7,535
T Rowe Price Group            Common Stock    74144T108   4,825      64,448SH     SOLE                             64,448
Qualcomm                      Common Stock     747525103 27,392     409,205SH     SOLE                            409,205
Rackspace Hosting Inc         Common Stock     750086100  5,662     112,165SH     SOLE                            112,165
Union Pacific                 Common Stock     907818108    259       1,820SH     SOLE                              1,820
Wells Fargo & Co. New         Common Stock     949746101    350       9,475SH     SOLE                              9,475
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